Revenue From Contracts With Customers - Summary of transfer of goods and services over time and at a point in time (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 4,129	£ 4,513	£ 4,552
Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,039	2,188	2,200
Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,345	1,365	1,344
Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	745	960	1,008
Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	217
Goods or services transferred at point in time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	64
Goods or services transferred over time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	776
Goods or services transferred over time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,128
Goods or services transferred over time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	681
sale or return [member] | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,228
Other [member] | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	35
North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,784	2,929	2,981
North America [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,436	1,560	1,586
North America [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	816	842	854
North America [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	532	527	541
North America [member] | Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	146
North America [member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	718
North America [member] | Goods or services transferred over time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	670
North America [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	532
North America [member] | sale or return [member] | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	718
Core [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	806	815	803
Core [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	317	324	330
Core [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	442	440	420
Core [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	47	51	53
Core [member] | Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	65
Core [member] | Goods or services transferred at point in time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	26
Core [member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4
Core [member] | Goods or services transferred over time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	377
Core [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	21
Core [member] | sale or return [member] | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	313
Growth [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	539	769	768
Growth [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	286	304	284
Growth [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	87	83	70
Growth [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	166	£ 382	£ 414
Growth [member] | Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6
Growth [member] | Goods or services transferred at point in time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	38
Growth [member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	54
Growth [member] | Goods or services transferred over time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	81
Growth [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	128
Growth [member] | sale or return [member] | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	197
Growth [member] | Other [member] | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 35